Commitments (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2018	$123,073
2019	123,073
2020	130,376
2021	130,376
2022	130,376
and thereafter	130,376

Total future minimum payments	$767,650

Long-term Purchase Obligations [Table Text Block]
2018	$19,756
2019	19,850
2020	19,725
2021	9,818
2022	-
and thereafter	-

Total future minimum payments	$69,149